Consolidated statement of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the year	€ (62,547,000)	€ (46,267,000)	€ (11,390,000)
Adjustments for non-cash items:
Current income tax expense (income)		4,000	3,000
Deferred income tax expense (income)			(622,000)
Fair value (gain) loss on financial assets	(96,000)
Fair value (gain) loss on financial liabilities	4,857,000	(848,000)	(18,964,000)
Depreciation & amortization	219,000	311,000	99,000
Share-based payment expenses	5,355,000	1,071,000	2,159,000
Net foreign exchange losses (gains)	57,000	231,000
Interest expense	69,000	77,000	86,000
Interest income	(1,614,000)	(1,218,000)	(303,000)
Operating cash flows before movements in working capital	(53,700,000)	(46,640,000)	(28,932,000)
movements in working capital:
Decrease/(increase) in other current assets	(2,337,000)	(315,000)	1,343,000
Decrease/(increase) in other non-current assets	(363,000)	(342,000)	(331,000)
Increase / (decrease) in trade and other payables.	2,359,000	(230,000)	3,686,000
Increase/(decrease) in deferred income	747,000	(395,000)	(580,000)
Income taxes paid		(4,000)	(3,000)
Interest paid	(69,000)	(10,000)	(20,000)
Interest received	1,622,000	1,106,000	245,000
Net cash flow from /(used in) operating activities	(51,741,000)	(46,828,000)	(24,592,000)
Cash flows from investing activities
Purchases of property, plant and equipment	4,000	675,000
Purchase of financial investments	(30,000,000)		40,000,000
Payment of contingent consideration from previous acquisition	(3,000,000)
Net cash flow from /(used in) investing activities	(33,004,000)	(675,000)	40,000,000
Cash flows from financing activities
Repayment of lease liabilities	(338,000)	(163,000)	(100,000)
Proceeds from capital increase		97,055,000	79,871,000
Share issue costs		(129,000)	(453,000)
Other financial expense, net			6,000
Net cash flow from /(used in) financing activities	(338,000)	96,762,000	79,324,000
Net increase/(decrease) in cash and cash equivalents	(85,083,000)	49,260,000	94,732,000
Cash and cash equivalents at beginning of year	171,459,000	122,402,000	27,670,000
Effect of foreign exchange rate changes	45,000	(204,000)
Cash and cash equivalents at end of year	€ 86,418,000	€ 171,459,000	€ 122,402,000